Floating Rate Portfolio as of October 31, 2001

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate
Interests -- 86.9%(1)

Principal
Amount                Borrower/Tranche Description                        Value
-------------------------------------------------------------------------------
Advertising -- 1.0%
-------------------------------------------------------------------------------
              Lamar Media Corp.
$ 10,972,500  Term Loan, Maturing March 1, 2006                  $   10,949,644
   3,211,950  Term Loan, Maturing August 1, 2006                      3,205,260
-------------------------------------------------------------------------------
                                                                 $   14,154,904
-------------------------------------------------------------------------------
Aerospace & Defense -- 2.3%
-------------------------------------------------------------------------------
              Aircraft Braking Systems Corp.
$  2,150,053  Term Loan, Maturing September 30, 2004             $    2,085,551
     637,791  Term Loan, Maturing September 30, 2005                    621,846
              Alliant Techsystems, Inc.
   5,970,000  Term Loan, Maturing April 20, 2009                      6,015,396
              Dyncorp
   6,500,000  Term Loan, Maturing December 9, 2006                    6,524,375
              Fairchild Holdings Corporation
   5,408,387  Term Loan, Maturing April 30, 2006                      5,042,311
              Hexcel Corporation
   5,132,190  Term Loan, Maturing August 25, 2005                     4,383,988
              Transdigm Holding Company
     701,367  Term Loan, Maturing May 15, 2006                          677,258
   1,792,383  Term Loan, Maturing May 15, 2007                        1,731,331
              United Defense Industries, Inc.
   4,975,000  Term Loan, Maturing October 6, 2005                     4,975,776
-------------------------------------------------------------------------------
                                                                 $   32,057,832
-------------------------------------------------------------------------------
Air Freight & Couriers  -- 0.1%
-------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$    193,009  Term Loan, Maturing April 30, 2002                 $      173,708
   1,451,168  Term Loan, Maturing April 30, 2003                      1,306,051
     223,598  Term Loan, Maturing June 1, 2003                          201,238
-------------------------------------------------------------------------------
                                                                 $    1,680,997
-------------------------------------------------------------------------------
Auto Components  -- 1.1%
-------------------------------------------------------------------------------
              Accuride Corporation
$    819,524  Term Loan, Maturing January 21, 2006               $      643,326
   1,148,000  Term Loan, Maturing January 21, 2007                      901,180
              Collins & Aikman
   1,438,355  Term Loan, Maturing June 30, 2005                       1,323,286
              Exide Corporation
   5,438,016  Term Loan, Maturing March 18, 2005                      3,978,817
              Federal-Mogul Corporation
   1,067,000  Term Loan, Maturing February 24, 2004                     962,968
              J.L. French Automotive Castings, Inc.
   1,396,277  Term Loan, Maturing November 30, 2006                     905,834
              Metaldyne, Inc.
   4,000,000  Term Loan, Maturing May 31, 2008                        3,934,232
              Tenneco Automotive
     997,500  Term Loan, Maturing December 31, 2007                     757,477
     997,500  Term Loan, Maturing December 31, 2008                     757,477
              Venture Holdings Trust
   1,320,789  Term Loan, Maturing April 1, 2004                       1,155,690
-------------------------------------------------------------------------------
                                                                 $   15,320,287
-------------------------------------------------------------------------------
Broadcast Media  -- 6.2%
-------------------------------------------------------------------------------
              Benedek Broadcasting Corporation
$  1,500,000  Term Loan, Maturing November 20, 2007              $    1,338,305
              CanWest Media, Inc.
   6,760,657  Term Loan, Maturing May 15, 2008                        6,701,501
   4,224,344  Term Loan, Maturing May 15, 2009                        4,187,381
              Citadel Communications Corp.
   9,000,000  Term Loan, Maturing December 31, 2008                   8,963,442
              Corus Entertainment
   4,875,253  Term Loan, Maturing August 31, 2007                     4,887,441
              Discovery Communications, Inc.
  16,250,000  Term Loan, Maturing May 13, 2004                       16,046,875
              Lin Television Corp.
   6,386,269  Term Loan, Maturing March 31, 2007                      6,370,303
   2,309,339  Term Loan, Maturing September 30, 2007                  2,309,339
              Mediacom Broadband, LLC
   8,000,000  Term Loan, Maturing September 30, 2010                  7,927,504
              Nexstar Finance, LLC
   2,000,000  Term Loan, Maturing July 12, 2007                       1,978,126
              Paxson Communications Corporation
   3,990,000  Term Loan, Maturing June 30, 2006                       3,960,075
              Sinclair Broadcast Group, Inc.
   3,000,000  Term Loan, Maturing December 31, 2004                   2,939,064
   5,000,000  Term Loan, Maturing September 15, 2005                  4,898,440
              Susquehanna Media Co.
   2,000,000  Term Loan, Maturing June 30, 2007                       1,962,500
   5,230,000  Term Loan, Maturing June 30, 2008                       5,203,850
              Telemundo (FKA TLMD Aquisition Co.)
   6,000,000  Term Loan, Maturing May 15, 2008                        5,999,250
-------------------------------------------------------------------------------
                                                                 $   85,673,396
-------------------------------------------------------------------------------
Cable Television  -- 9.3%
-------------------------------------------------------------------------------
              Century Cable Holdings, LLC
$  1,000,000  Term Loan, Maturing June 30, 2009                  $      967,837
              Century Cable Holdings, LLC
   7,500,000  Term Loan, Maturing December 31, 2009                   7,275,000
              Charter Communications Operating, LLC.
  50,000,000  Term Loan, Maturing March 18, 2008                     48,769,550
              Charter Communications VI
   2,500,000  Term Loan, Maturing June 30, 2008                       2,444,063
              Charter Communications VIII
   5,000,000  Term Loan, Maturing February 2, 2008                    4,898,125
              Classic Cable, Inc.
   2,491,926  Term Loan, Maturing October 31, 2007                    2,277,620
              Falcon Holding Group, L.P.
     244,775  Revolvering Loan Maturing December 31, 2005               238,656
              Frontiervision Operating Partners, L.P.
   6,425,529  Term Loan, Maturing March 31, 2006                      6,377,337
              Hilton Head Communications (AKA UCA Corp)
  16,000,000  Term Loan, Maturing May 15, 2007                       16,020,000
              Insight Midwest Holdings, LLC
  24,000,000  Term Loan, Maturing December 31, 2009                  23,874,000
              Mediacom Southeast
   1,500,000  Revolvering Loan Maturing September 30, 2008            1,487,813
              RCN Corporation
   3,250,000  Term Loan, Maturing June 30, 2007                       2,291,250
              Videotron LTEE
  12,000,000  Term Loan, Maturing December 1, 2009                   11,955,000
-------------------------------------------------------------------------------
                                                                 $  128,876,251
-------------------------------------------------------------------------------
Casinos & Gaming  -- 2.7%
-------------------------------------------------------------------------------
              Alliance Gaming Corporation
$  7,000,000  Term Loan, Maturing November 30, 2006              $    6,969,375
              Argosy Gaming Company
   4,987,500  Term Loan, Maturing June 30, 2008                       5,001,530
              Aztar Corporation
   1,736,675  Term Loan, Maturing June 30, 2005                       1,732,333
              Boyd Gaming Corporation
   1,615,578  Term Loan, Maturing June 15, 2003                       1,601,441
   1,593,943  Term Loan, Maturing September 15, 2003                  1,579,000
              Isle of Capri Casinos
   1,642,597  Term Loan, Maturing March 2, 2006                       1,614,366
   1,437,273  Term Loan, Maturing March 2, 2007                       1,412,570
              Mandalay Resort Group
  10,000,000  Term Loan, Maturing August 18, 2006                     9,950,000
              Penn National Gaming, Inc.
   7,453,467  Term Loan, Maturing July 31, 2006                       7,424,585
-------------------------------------------------------------------------------
                                                                 $   37,285,200
-------------------------------------------------------------------------------
Chemicals  -- 4.8%
-------------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$  7,222,126  Term Loan, Maturing December 31, 2006              $    7,050,601
              Equistar Chemicals, L.P.
   5,000,000  Term Loan, Maturing August 31, 2007                     4,907,500
              GEO Specialty Chemicals, Inc.
   2,500,000  Term Loan, Maturing December 31, 2007                   2,375,000
              Georgia Gulf Corporation
   2,785,823  Term Loan, Maturing December 31, 2006                   2,753,786
              Huntsman Corporation
   1,470,000  Term Loan, Maturing December 31, 2004                     769,913
              Huntsman Int'l (FKA H. ICI)
   4,103,838  Term Loan, Maturing June 30, 2007                       3,818,851
   4,103,838  Term Loan, Maturing June 30, 2008                       3,818,851
              IMC Global, Inc
   6,483,750  Term Loan, Maturing November 17, 2006                   6,481,046
              Lyondell Petrochemical Company
   2,047,805  Term Loan, Maturing June 30, 2005                       1,906,033
  14,620,790  Term Loan, Maturing June 30, 2007                      13,783,355
              Messer Griesham GmbH
   2,455,691  Term Loan, Maturing April 30, 2009                      2,464,900
   4,544,309  Term Loan, Maturing April 30, 2010                      4,561,350
              Millenium Chemicals inc.
   4,000,000  Term Loan, Maturing June 30, 2006                       3,970,000
              NOVEON (AKA PMD)
   3,606,875  Term Loan, Maturing September 30, 2008                  3,528,296
              Polymer Group, Inc.
   5,961,887  Term Loan, Maturing December 20, 2005                   4,990,099
-------------------------------------------------------------------------------
                                                                 $   67,179,581
-------------------------------------------------------------------------------
Coal  -- 0.5%
-------------------------------------------------------------------------------
              Arch Western Resources, LLC.
$  7,500,000  Term Loan, Maturing May 31, 2003                   $    7,425,000
-------------------------------------------------------------------------------
                                                                 $    7,425,000
-------------------------------------------------------------------------------
Commercial Services -- 2.3%
-------------------------------------------------------------------------------
              Advanstar Communications Inc.
$  5,606,571  Term Loan, Maturing November 17, 2007              $    5,167,392
              Anthony Crane Rental, L.P.
   4,488,520  Term Loan, Maturing July 20, 2006                       3,545,931
              Brickman Holdings Corp
   3,145,562  Term Loan, Maturing January 14, 2006                    3,129,834
              Caterair International Corporation
     542,365  Term Loan, Maturing March 1, 2007                         413,554
              Coinmach Laundry Corporation
   4,222,526  Term Loan, Maturing June 30, 2005                       4,206,691
              Corrections Corporation (formerly Prison Realty
              Corporation)
     819,527  Revolving Loan, Maturing January 1, 2003                  782,648
   1,372,897  Term Loan, Maturing January 1, 2003                     1,314,549
   3,011,712  Term Loan, Maturing January 1, 2004                     2,883,714
              Nationsrent, Inc.
   2,079,000  Term Loan, Maturing July 20, 2006                       1,233,539
              SC International Services, Inc.
   8,192,176  Term Loan, Maturing March 1, 2007                       6,246,534
              Volume Services, Inc.
   2,457,915  Term Loan, Maturing December 31, 2002                   2,430,263
-------------------------------------------------------------------------------
                                                                 $   31,354,649
-------------------------------------------------------------------------------
Communications Equipment  -- 1.0%
-------------------------------------------------------------------------------
              Amphenol Corporation
$    833,778  Term Loan, Maturing May 19, 2004                   $      818,665
  11,396,222  Term Loan, Maturing May 19, 2006                       11,313,417
              Superior Telecom, Inc.
   1,989,720  Term Loan, Maturing November 27, 2005                   1,410,570
-------------------------------------------------------------------------------
                                                                 $   13,542,652
-------------------------------------------------------------------------------
Computer Software & Services  -- 0.8%
-------------------------------------------------------------------------------
              Paul G. Allen
$  3,557,143  Term Loan, Maturing June 10, 2003                  $    3,546,027
              Titan Corporation
   3,504,851  Term Loan, Maturing March 31, 2006                      3,430,372
   4,447,227  Term Loan, Maturing March 31, 2007                      4,352,723
-------------------------------------------------------------------------------
                                                                 $   11,329,122
-------------------------------------------------------------------------------
Construction & Engineering -- 0.1%
-------------------------------------------------------------------------------
              URS Corporation
$  1,984,772  Term Loan, Maturing June 9, 2006                   $    1,945,076
-------------------------------------------------------------------------------
                                                                 $    1,945,076
-------------------------------------------------------------------------------
Construction Materials  -- 0.1%
-------------------------------------------------------------------------------
              Formica Corporation
$  1,249,417  Term Loan, Maturing April 30, 2006                 $    1,186,360
-------------------------------------------------------------------------------
                                                                 $    1,186,360
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass  -- 1.3%
-------------------------------------------------------------------------------
              Ball Corporation
$  7,794,634  Term Loan, Maturing March 10, 2006                 $    7,765,404
              Impress Metal Packaging Holdings B.V.
   1,990,000  Term Loan, Maturing December 31, 2006                   1,830,800
              Silgan Holdings Inc.
   1,711,068  Revolving Loan Maturing December 31, 2003               1,639,417
     508,371  Term Loan, Maturing December 31, 2003                     494,391
   5,953,998  Term Loan, Maturing June 30, 2005                       5,854,762
-------------------------------------------------------------------------------
                                                                 $   17,584,774
-------------------------------------------------------------------------------
Containers & Packaging - Paper  -- 2.9%
-------------------------------------------------------------------------------
              Gaylord Container Corporation
$  1,928,571  Revolving Loan Maturing June 19, 2004              $    1,815,268
              Greif Bros. Corporation
   1,864,704  Term Loan, Maturing February 28, 2008                   1,862,373
              Jefferson Smurfit Corporation
   6,750,000  Term Loan, Maturing March 31, 2005                      6,668,440
   7,300,000  Term Loan, Maturing March 24, 2006                      7,286,313
              Port Townsend Paper Corporation
     650,000  Term Loan, Maturing March 16, 2007                        628,875
     995,000  Term Loan, Maturing March 16, 2007                        972,613
              Riverwood International Corporation
     950,000  Revolving Loan Maturing December 31, 2005                 926,844
  10,000,000  Term Loan, Maturing December 31, 2006                  10,020,830
              Stone Container Corporation
   2,470,216  Term Loan, Maturing October 1, 2003                     2,461,261
   1,695,759  Term Loan, Maturing October 1, 2004                     1,687,811
   3,916,486  Term Loan, Maturing December 31, 2006                   3,884,665
-------------------------------------------------------------------------------
                                                                 $   38,215,293
-------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.8%
-------------------------------------------------------------------------------
              Crown Cork & Seal Company, Inc.
$ 20,000,000  Term Loan, Maturing February 4, 2002               $   19,812,500
              IPC, Inc.
   5,968,912  Term Loan, Maturing September 30, 2004                  5,819,689
-------------------------------------------------------------------------------
                                                                 $   25,632,189
-------------------------------------------------------------------------------
Educational Services -- 0.1%
-------------------------------------------------------------------------------
              Kindercare Learning Centers, Inc.
$  1,126,621  Revolving Loan Maturing February 13, 2005          $    1,049,636
     370,364  Term Loan, Maturing February 13, 2006                     353,698
-------------------------------------------------------------------------------
                                                                 $    1,403,334
-------------------------------------------------------------------------------
Entertainment  -- 4.4%
-------------------------------------------------------------------------------
              Blockbuster Entertainment Corp.
$    771,429  Revolving Loan Maturing July 1, 2004               $      729,000
  18,500,000  Term Loan, Maturing July 1, 2004                       17,875,625
              Dreamworks Film Trust
   6,470,000  Term Loan, Maturing December 31, 2006                   6,500,331
              KSL Recreation Group, Inc.
   2,375,258  Term Loan, Maturing April 30, 2005                      2,290,145
   2,375,258  Term Loan, Maturing April 30, 2006                      2,311,917
   3,000,000  Term Loan, Maturing April 30, 2007                      2,946,564
              Metro-Goldwyn-Mayer Studios Inc.
  11,900,175  Term Loan, Maturing March 31, 2004                     11,742,498
              Six Flags Theme Parks Inc.
  16,250,000  Term Loan, Maturing September 30, 2005                 16,253,055
-------------------------------------------------------------------------------
                                                                 $   60,649,135
-------------------------------------------------------------------------------
Environmental Services  -- 0.8%
-------------------------------------------------------------------------------
              Allied Waste Industries, Inc.
$    500,000  Term Loan, Maturing July 30, 2005                  $      480,580
   3,891,849  Term Loan, Maturing July 30, 2006                       3,809,603
   4,670,219  Term Loan, Maturing July 30, 2007                       4,571,523
              Stericycle, Inc.
     500,000  Term Loan, Maturing November 10, 2006                     501,875
-------------------------------------------------------------------------------
                                                                 $    9,363,581
-------------------------------------------------------------------------------
Food Services -- 0.1%
-------------------------------------------------------------------------------
              Buffets, Inc.
$    792,857  Term Loan, Maturing March 31, 2006                 $      786,911
   1,131,429  Term Loan, Maturing March 31, 2007                      1,132,371
-------------------------------------------------------------------------------
                                                                 $    1,919,282
-------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 2.5%
-------------------------------------------------------------------------------
              Cott Corporation
$  1,447,500  Term Loan, Maturing December 31, 2006              $    1,452,928
              CP Kelco U.S., Inc.
   3,685,185  Term Loan, Maturing March 31, 2008                      3,312,981
   1,231,481  Term Loan, Maturing September 30, 2008                  1,107,102
              Del Monte Corporation
   5,968,753  Term Loan, Maturing March 31, 2008                      5,996,735
              Domino's Inc.
   2,892,557  Term Loan, Maturing December 21, 2006                   2,904,760
   2,897,624  Term Loan, Maturing December 21, 2007                   2,909,849
              Eagle Family Foods, Inc
     935,860  Term Loan, Maturing December 31, 2005                     849,293
              Flowers Foods, Inc.
   4,987,500  Term Loan, Maturing June 30, 2006                       5,001,216
              Interstate Brands Corporations
   7,730,625  Term Loan, Maturing July 19, 2007                       7,749,952
              Michael Foods, Inc.
   2,352,672  Term Loan, Maturing March 30, 2008                      2,362,965
              Nutra Sweet (FKA Sweeteners Holdings, Inc.)
     178,357  Term Loan, Maturing June 30, 2007                         178,059
              Pabst Brewing Company
     992,903  Term Loan, Maturing April 30, 2004                        843,968
-------------------------------------------------------------------------------
                                                                 $   34,669,808
-------------------------------------------------------------------------------
Health Care - Equipment & Supplies  -- 2.5%
-------------------------------------------------------------------------------
              Alpharma Operating Corporation
$  4,000,000  Term Loan, Maturing December 31, 2008              $    3,992,500
              Amerisource Bergen Corporation
  13,000,000  Term Loan, Maturing March 31, 2005                     12,870,000
              Charles River Laboratories, Inc.
   2,854,167  Term Loan, Maturing October 13, 2007                    2,864,870
     760,000  Term Loan, Maturing February 15, 2008                     761,425
              Fisher Scientific International Inc
   2,987,844  Term Loan, Maturing January 21, 2005                    2,974,772
   2,902,005  Term Loan, Maturing January 21, 2006                    2,904,422
   2,409,727  Term Loan, Maturing January 21, 2007                    2,411,734
              Stryker Corporation
     242,424  Revolving Loan Maturing December 31, 2004                 240,909
   2,473,705  Term Loan, Maturing December 31, 2004                   2,467,520
   2,653,453  Term Loan, Maturing December 10, 2005                   2,662,782
-------------------------------------------------------------------------------
                                                                 $   34,150,934
-------------------------------------------------------------------------------
Health Care - Providers & Services  -- 1.5%
-------------------------------------------------------------------------------
              Caremark RX, Inc
$  1,990,000  Term Loan, Maturing March 15, 2006                 $    2,007,826
              Community Health Systems, Inc.
   1,816,156  Term Loan, Maturing December 31, 2003                   1,821,265
   1,816,156  Term Loan, Maturing December 31, 2004                   1,822,114
   1,068,622  Term Loan, Maturing December 31, 2005                   1,073,799
              Concentra Managed Care, Inc.
   2,123,854  Term Loan, Maturing December 31, 2005                   2,119,871
   1,060,226  Term Loan, Maturing December 31, 2006                   1,058,238
              DaVita, Inc (FKA Total Renal Care)
   1,784,447  Term Loan, Maturing March 31, 2006                      1,793,528
              Express Scripts, Inc.
     677,419  Term Loan, Maturing March 31, 2006                        673,185
              Magellan Health Services, Inc.
   1,030,928  Term Loan, Maturing February 12, 2005                   1,031,186
   1,030,929  Term Loan, Maturing February 12, 2006                   1,031,186
              Sybron Dental Management
     990,980  Term Loan, Maturing November 28, 2007                     992,838
              Team Health
   3,496,567  Term Loan, Maturing March 12, 2006                      3,479,084
              Triad Hospitals Holdings, Inc.
   2,000,000  Term Loan, Maturing March 31, 2008                      2,014,500
-------------------------------------------------------------------------------
                                                                 $   20,918,620
-------------------------------------------------------------------------------
Hotels  -- 1.0%
-------------------------------------------------------------------------------
              Extended Stay America
$  7,500,000  Term Loan, Maturing December 31, 2007              $    7,365,000
              Starwood Hotels & Resorts
   5,350,000  Term Loan, Maturing February 23, 2003                   5,268,413
              Wyndham International, Inc.
   2,118,479  Term Loan, Maturing June 30, 2004                       1,688,826
-------------------------------------------------------------------------------
                                                                  $  14,322,239
-------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.7%
-------------------------------------------------------------------------------
              Goodman Manufacturing Company, L.P.
$  1,373,409  Term Loan, Maturing July 31, 2005                  $    1,332,779
              Sealy Mattress Company
   2,483,210  Term Loan, Maturing December 15, 2004                   2,478,296
   1,904,331  Term Loan, Maturing December 15, 2005                   1,900,562
   2,320,680  Term Loan, Maturing December 15, 2006                   2,316,088
              Simmons Company
   1,116,076  Term Loan, Maturing October 30, 2005                    1,112,449
   1,010,531  Term Loan, Maturing October 30, 2006                    1,008,257
-------------------------------------------------------------------------------
                                                                 $   10,148,431
-------------------------------------------------------------------------------
Household Products  -- 0.4%
-------------------------------------------------------------------------------
              Church & Dwight Co. Inc.
$  3,000,000  Term Loan, Maturing September 30, 2007             $    3,008,439
              The Scotts Company
   1,996,154  Term Loan, Maturing December 31, 2007                   2,001,559
-------------------------------------------------------------------------------
                                                                 $    5,009,998
-------------------------------------------------------------------------------
Insurance  -- 0.5%
-------------------------------------------------------------------------------
              Willis Corroon Corporation
$  1,504,546  Term Loan, Maturing February 5, 2005               $    1,478,216
     597,668  Term Loan, Maturing February 19, 2007                     589,201
   2,650,754  Term Loan, Maturing February 19, 2008                   2,622,039
   2,650,754  Term Loan, Maturing August 19, 2008                     2,622,039
-------------------------------------------------------------------------------
                                                                 $    7,311,495
-------------------------------------------------------------------------------
Leisure  -- 0.2%
-------------------------------------------------------------------------------
              Blount International Inc.
$  3,191,817  Term Loan, Maturing July 31, 2006                  $    2,824,758
-------------------------------------------------------------------------------
                                                                 $    2,824,758
-------------------------------------------------------------------------------
Leisure Equipment & Products  -- 0.2%
-------------------------------------------------------------------------------
              AMSCAN Holdings, Inc.
$  2,992,228  Term Loan, Maturing December 31, 2004              $    2,752,850
-------------------------------------------------------------------------------
                                                                 $    2,752,850
-------------------------------------------------------------------------------
Machinery -- 1.1%
-------------------------------------------------------------------------------
              Flowserve Corporation
$  2,409,091  Term Loan, Maturing June 30, 2007                  $    2,395,540
   6,193,671  Term Loan, Maturing June 30, 2008                       6,195,609
              The Manitowoc Company
   6,683,250  Term Loan, Maturing June 30, 2007                       6,723,350
-------------------------------------------------------------------------------
                                                                 $   15,314,499
-------------------------------------------------------------------------------
Manufacturing  -- 3.6%
-------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$  5,000,000  Term Loan, Maturing September 30, 2005             $    4,850,000
              Dayton Superior Corporation
     610,000  Term Loan, Maturing September 29, 2005                    606,950
   2,500,000  Term Loan, Maturing May 31, 2008                        2,487,500
              Dresser, Inc.
     987,500  Term Loan, Maturing March 31, 2006                        984,619
   6,483,750  Term Loan, Maturing March 31, 2007                      6,520,221
              Gentek, Inc.
   2,448,402  Term Loan, Maturing April 30, 2007                      2,203,561
              Joy Global, Inc.
   3,000,000  Term Loan, Maturing April 30, 2005                      3,000,000
              Mueller Group, Inc.
   2,483,490  Term Loan, Maturing August 17, 2006                     2,437,960
   1,488,579  Term Loan, Maturing August 17, 2007                     1,461,289
   1,970,000  Term Loan, Maturing August 17, 2008                     1,930,600
              Neenah Foundry Company
   3,794,899  Term Loan, Maturing September 30, 2005                  3,605,154
              Oshkosh Truck Corporation
   4,488,750  Term Loan, Maturing January 31, 2007                    4,509,322
              Panavision International,  L.P.
   1,993,243  Term Loan, Maturing March 31, 2005                      1,601,238
              SPX Corporation
   5,192,329  Term Loan, Maturing December 31, 2006                   5,161,502
   6,419,294  Term Loan, Maturing December 31, 2008                   6,390,407
              UCAR Finance, Inc.
   2,711,020  Term Loan, Maturing December 31, 2007                   2,628,559
-------------------------------------------------------------------------------
                                                                 $   50,378,882
-------------------------------------------------------------------------------
Metals & Mining  -- 0.1%
-------------------------------------------------------------------------------
              Stillwater Mining Company
$  1,492,500  Term Loan, Maturing June 30, 2007                  $    1,488,769
-------------------------------------------------------------------------------
                                                                 $    1,488,769
-------------------------------------------------------------------------------
Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
              Sotheby's Holdings, Inc.
$  7,250,000  Term Loan, Maturing August 11, 2002                $    7,213,750
-------------------------------------------------------------------------------
                                                                 $    7,213,750
-------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.7%
-------------------------------------------------------------------------------
              Buhrmann, Inc.
$  4,925,057  Term Loan, Maturing December 31, 2007              $    4,777,305
              Iron Mountain, Inc.
   5,392,230  Term Loan, Maturing February 28, 2006                   5,432,672
-------------------------------------------------------------------------------
                                                                 $   10,209,977
-------------------------------------------------------------------------------
Oil & Gas  -- 1.5%
-------------------------------------------------------------------------------
              The Premcor Refining Group, Inc.
$ 12,250,000  Term Loan, Maturing August 23, 2003                $   12,219,375
              Tesoro Petroleum Corp.
   9,000,000  Term Loan, Maturing December 31, 2007                   9,020,628
-------------------------------------------------------------------------------
                                                                 $   21,240,003
-------------------------------------------------------------------------------
Paper & Forest Products  -- 0.7%
-------------------------------------------------------------------------------
              Bear Island Paper Company, LLC
$  1,178,130  Term Loan, Maturing December 31, 2005              $    1,172,239
              Norske Skog Canada LTD
   7,730,625  Term Loan, Maturing August 10, 2007                     7,749,952
              Potlatch Corporation
     997,500  Term Loan, Maturing June 29, 2005                       1,000,825
-------------------------------------------------------------------------------
                                                                 $    9,923,016
-------------------------------------------------------------------------------
Personal Products  -- 1.6%
-------------------------------------------------------------------------------
              Armkel, LLC
$  1,500,000  Term Loan, Maturing March 31, 2009                 $    1,505,625
              Mary Kay Cosmetics, Inc.
   8,000,000  Term Loan, Maturing December 6, 2002                    7,930,000
              Playtex Products, Inc.
  12,977,250  Term Loan, Maturing May 31, 2009                       13,044,161
-------------------------------------------------------------------------------
                                                                 $   22,479,786
-------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology -- 0.1%
-------------------------------------------------------------------------------
              Advance Paradigm, Inc.
$  1,272,740  Term Loan, Maturing September 30, 2007             $    1,274,330
-------------------------------------------------------------------------------
                                                                 $    1,274,330
-------------------------------------------------------------------------------
Publishing & Printing -- 3.6%
-------------------------------------------------------------------------------
              American Media Operations Inc.
$  5,434,787  Term Loan, Maturing April 1, 2007                  $    5,331,189
              Journal Register Company
   9,152,291  Term Loan, Maturing September 30, 2006                  9,003,567
              Liberty Group Operating, Inc.
   3,482,323  Term Loan, Maturing April 30, 2007                      3,343,030
              Morris Communications Corporation
   8,000,000  Term Loan, Maturing June 30, 2005                       7,960,000
              R.H. Donnelley Inc.
   3,302,170  Term Loan, Maturing December 5, 2005                    3,289,787
   3,093,952  Term Loan, Maturing December 5, 2006                    3,082,349
              Reiman Publications
   1,135,964  Term Loan, Maturing November 30, 2005                   1,133,834
              The McClatchy Company
  12,352,616  Term Loan, Maturing September 10, 2007                 12,293,941
              Transwestern Publishing Company LLC
   3,990,000  Term Loan, Maturing June 27, 2008                       3,987,506
-------------------------------------------------------------------------------
                                                                 $   49,425,203
-------------------------------------------------------------------------------
Real Estate  -- 3.7%
-------------------------------------------------------------------------------
              AGBRI Octagon
$  4,000,000  Term Loan, Maturing May 31, 2004                   $    3,980,000
              Crescent Real Estate Equities, L.P.
   8,000,000  Term Loan, Maturing May 31, 2005                        7,970,000
              FFD Development Company LLC
     160,000  Revolving Loan, Maturing April 2, 2004                    159,200
              Heritage Property Investment Trust, Inc
   3,000,000  Term Loan, Maturing March 18, 2004                      3,000,000
              iStar Preferred Holdings LLC
   2,000,000  Term Loan, Maturing July 20, 2006                       1,940,000
              Lennar Corporation
   5,179,599  Term Loan, Maturing May 2, 2007                         5,176,362
              125 West 55th Street
   5,482,540  Term Loan, Maturing June 9, 2004                        5,482,540
              622 Third Ave Company LLC
   5,000,000  Term Loan, Maturing September 30, 2004                  5,000,000
              Head Acquisition
   9,620,650  Term Loan, Maturing November 8, 2002                    9,512,418
              MeriStar Investment Partners, L.P.
   2,365,000  Term Loan, Maturing March 31, 2002                      2,246,750
   1,101,304  Term Loan, Maturing March 31, 2003                      1,046,239
              OLY Hightop Parent
   2,378,571  Term Loan, Maturing March 31, 2006                      2,378,571
              Strategic Hotel Capital, LLC
   2,993,739  Term Loan, Maturing April 30, 2004                      2,976,899
              Urban Shopping Centers
   1,000,000  Term Loan, Maturing November 8, 2002                      990,000
-------------------------------------------------------------------------------
                                                                 $   51,858,979
-------------------------------------------------------------------------------
Restaurants  -- 1.4%
-------------------------------------------------------------------------------
              AFC Enterprises Inc
$  2,309,367  Term Loan, Maturing June 30, 2004                  $    2,302,873
              Applebee's International, Inc.
   6,763,771  Term Loan, Maturing March 31, 2006                      6,797,590
              Tricon Global Restaurants, Inc.
  11,051,633  Term Loan, Maturing October 2, 2002                    10,909,542
-------------------------------------------------------------------------------
                                                                 $   20,010,005
-------------------------------------------------------------------------------
Retail - Food & Drug  -- 4.9%
-------------------------------------------------------------------------------
              Duane Reade Inc.
$  5,985,000  Term Loan, Maturing February 15, 2007              $    5,962,556
              Fleming Companies, Inc.
  11,863,477  Term Loan, Maturing July 25, 2004                      11,863,477
              Rite Aid Corporation
  23,938,740  Term Loan, Maturing June 27, 2005                      23,649,488
     861,260  Term Loan, Maturing June 27, 2006                         844,035
              SDM Corporation (FKA Shoppers Acquisition
              Corporation)
   3,591,673  Term Loan, Maturing March 30, 2008                      3,599,248
   3,591,673  Term Loan, Maturing March 30, 2009                      3,599,248
              Winn-Dixie Stores
  18,909,987  Term Loan, Maturing March 28, 2007                     18,760,277
-------------------------------------------------------------------------------
                                                                 $   68,278,329
-------------------------------------------------------------------------------
Retail - Multiline  -- 1.6%
-------------------------------------------------------------------------------
              Ames Merchandising Corporation
$ 14,000,000  Term Loan, Maturing March 31, 2004                 $   13,982,500
              Kmart Corporation
   3,888,235  Revolving Loan Maturing December 6, 2002                3,747,287
              Shopko Stores, Inc.
   4,000,000  Term Loan, Maturing March 12, 2004                      4,005,000
-------------------------------------------------------------------------------
                                                                 $   21,734,787
-------------------------------------------------------------------------------
Retail - Specialty  -- 1.5%
-------------------------------------------------------------------------------
              Advance Stores Company, Inc.
$  2,197,487  Term Loan, Maturing April 15, 2006                 $    2,186,499
              Charming Shoppes, Inc.
   5,298,572  Revolving Loan Maturing August 31, 2004                 5,251,407
              CSK Auto, Inc.
   1,696,000  Revolving Loan Maturing October 31, 2002                1,450,080
   1,288,184  Term Loan, Maturing October 31, 2003                    1,150,778
     995,951  Term Loan, Maturing October 31, 2004                      889,716
              Jo-Ann Stores, Inc.
   3,000,000  Term Loan, Maturing April 30, 2005                      2,994,375
              Travelcenters of America, Inc.
   6,700,000  Term Loan, Maturing November 8, 2008                    6,700,000
-------------------------------------------------------------------------------
                                                                 $   20,622,855
-------------------------------------------------------------------------------
Road & Rail  -- 0.2%
-------------------------------------------------------------------------------
              Kansas City Southern Industries, Inc.
$  2,750,584  Term Loan, Maturing December 29, 2006              $    2,761,113
-------------------------------------------------------------------------------
                                                                 $    2,761,113
-------------------------------------------------------------------------------
Semiconductor Equipment & Products  -- 0.1%
-------------------------------------------------------------------------------
              Semiconductor Components Industries, LLC
$    608,475  Term Loan, Maturing August 4, 2006                 $      411,862
     608,475  Term Loan, Maturing August 4, 2007                        411,862
-------------------------------------------------------------------------------
                                                                 $      823,724
-------------------------------------------------------------------------------
Telecommunications - Wireline -- 2.2%
-------------------------------------------------------------------------------
              Alec Holdings, Inc.
$  1,842,105  Term Loan, Maturing November 30, 2006              $    1,768,421
   1,657,895  Term Loan, Maturing November 30, 2007                   1,591,579
              Broadwing Inc. (FKA Cinci Bell)
  10,730,000  Term Loan, Maturing December 31, 2005                  10,280,681
  13,000,000  Term Loan, Maturing December 31, 2006                  12,393,329
              Fairpoint Communications, Inc. (FKA MJD)
   4,974,227  Term Loan, Maturing March 31, 2007                      4,825,000
-------------------------------------------------------------------------------
                                                                 $   30,859,010
-------------------------------------------------------------------------------
Telecommunications - Wireless -- 4.6%
-------------------------------------------------------------------------------
              Centennial Cellular Corp.
$  7,767,597  Term Loan, Maturing November 30, 2006              $    7,346,850
  11,600,214  Term Loan, Maturing November 30, 2007                  10,971,865
              Microcell Connexions
   2,470,630  Term Loan, Maturing March 1, 2006                       2,001,210
              Nextel Communications, Inc.
   1,250,000  Term Loan, Maturing June 30, 2008                       1,076,674
   1,250,000  Term Loan, Maturing December 30, 2008                   1,076,674
  12,000,000  Term Loan, Maturing March 31, 2009                     10,069,092
              Rural Cellular Corporation
   2,947,643  Term Loan, Maturing April 6, 2008                       2,871,005
   2,947,643  Term Loan, Maturing April 6, 2009                       2,871,005
              Western Wireless
     300,000  Term Loan, Maturing September 30, 2007                    293,750
  24,730,000  Term Loan, Maturing September 30, 2008                 24,544,525
              Winstar Communications, Inc.*
     261,111  DIP Loan, Maturing December 31, 2001                      261,111
   2,000,000  Term Loan, Maturing September 30, 2007                    181,428
-------------------------------------------------------------------------------
                                                                 $   63,565,189
-------------------------------------------------------------------------------
Textiles & Apparel  -- 0.0%
-------------------------------------------------------------------------------
              Pillowtex Corporation*
$  1,474,922  Term Loan, Maturing December 31, 2004              $      514,195
-------------------------------------------------------------------------------
                                                                 $      514,195
-------------------------------------------------------------------------------
Total Senior, Secured, Floating Rate Interests
  (identified cost, $1,229,980,806)                              $1,205,864,429
-------------------------------------------------------------------------------
Corporate Bonds & Notes -- 1.5%

Principal
Amount
(000 omitted) Security                                                    Value
-------------------------------------------------------------------------------
Airlines -- 0.3%
-------------------------------------------------------------------------------
              Delta Air Lines
$      5,000  7.70%, 12/15/05                                    $    4,600,826
-------------------------------------------------------------------------------
                                                                 $    4,600,826
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.6%
-------------------------------------------------------------------------------
              Cendant Corp.
$      3,000  6.875%, 8/15/06                                    $    2,849,103
              ServiceMaster
       5,000  8.45%, 4/15/05                                          5,335,215
-------------------------------------------------------------------------------
                                                                   $  8,184,318
-------------------------------------------------------------------------------
Financial Services -- 0.2%
-------------------------------------------------------------------------------
              GATX Capital Corp.
$      3,000  8.25%, 9/1/03                                      $    2,830,425
-------------------------------------------------------------------------------
                                                                 $    2,830,425
-------------------------------------------------------------------------------
Medical Products -- 0.4%
-------------------------------------------------------------------------------
              Boston Scientific
$      5,250  6.625%, 3/15/05                                    $    5,412,592
-------------------------------------------------------------------------------
                                                                 $    5,412,592
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost, $21,362,970)                                 $   21,028,161
-------------------------------------------------------------------------------
Common Stocks and Warrants -- 0.0%

Shares/
Warrants      Security                                                    Value
-------------------------------------------------------------------------------
       7,860  Exide Corporation                                  $            0
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (amortized cost, $0)                                           $            0
-------------------------------------------------------------------------------
Commercial Paper -- 10.9%

Principal
Amount        Security                                                    Value
-------------------------------------------------------------------------------
$ 58,833,000  Citi Group Holdings Inc., 2.63%, 11/1/01           $   58,833,000
  33,342,000  Delaware Funding Corp., 2.39%, 11/20/01                33,299,943
  58,833,000  General Electric Capital, 2.64%, 11/1/01               58,833,000
-------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $150,965,943)                                 $  150,965,943
-------------------------------------------------------------------------------
Total Investments
  (identified cost, $1,402,309,719)                              $1,377,858,533
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                           $    9,869,497
-------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                       $1,387,728,030
------------------------------------------------------------------------------
(1) Senior Secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately three years.
  * Defaulted security

Floating Rate Portfolio as of October 31, 2001

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
As of October 31, 2001

Assets
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $1,402,309,719)                              $1,377,858,533
Cash                                                                  4,208,226
Interest receivable                                                   6,768,327
Receivable from the Investment Adviser                                  115,307
Prepaid expenses                                                         60,039
-------------------------------------------------------------------------------
Total assets                                                     $1,389,010,432
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for open swap contracts                                  $    1,208,682
Payable to affiliate for Trustees' fees                                     165
Accrued expenses                                                         73,555
-------------------------------------------------------------------------------
Total liabilities                                                $    1,282,402
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio        $1,387,728,030
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $1,413,228,359
Net unrealized depreciation (computed on the
  basis of identified cost)                                         (25,500,329)
-------------------------------------------------------------------------------
Total                                                            $1,387,728,030
-------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2001

Statement of Operations

For the Year Ended
October 31, 2001

Investment Income
-------------------------------------------------------------------------------
Interest                                                           $ 57,839,027
-------------------------------------------------------------------------------
Total investment income                                            $ 57,839,027
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $  4,641,792
Trustees' fees and expenses                                              12,860
Custodian fee                                                           189,841
Legal and accounting services                                            80,362
Miscellaneous                                                            96,980
-------------------------------------------------------------------------------
Total expenses                                                     $  5,021,835
-------------------------------------------------------------------------------
Deduct --
  Allocation of expenses to the Investment Adviser                 $    115,307
  Reduction of investment adviser fee                                   214,781
-------------------------------------------------------------------------------
Total expense reductions                                           $    330,088
-------------------------------------------------------------------------------
Net expenses                                                       $  4,691,747
-------------------------------------------------------------------------------
Net investment income                                              $ 53,147,280
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investments transactions (identified cost basis)                 $    477,260
-------------------------------------------------------------------------------
Net realized gain                                                  $    477,260
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $(24,282,302)
  Interest rate swap contracts                                       (1,049,143)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(25,331,445)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $(24,854,185)
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $ 28,293,095
-------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2001

Statements of Changes in Net Assets

Increase (Decrease)                       Year Ended         Period Ended
in Net Assets                             October 31, 2001   October 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
  Net investment income                   $  53,147,280      $      993,319
  Net realized gain (loss)                      477,260              (5,550)
  Net change in unrealized appreciation
    (depreciation)                          (25,331,445)           (168,884)
-------------------------------------------------------------------------------
Net increase in net assets from
  operations                              $  28,293,095      $      818,885
-------------------------------------------------------------------------------
Capital transactions --
  Contributions                           $1,495,843,116     $  145,938,800
  Withdrawals                               (282,304,261)          (861,605)
-------------------------------------------------------------------------------
Net increase in
  net assets from
  capital transactions                    $1,213,538,855     $  145,077,195
-------------------------------------------------------------------------------
Net increase in net assets                $1,241,831,950     $  145,896,080
-------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $  145,896,080     $           --
-------------------------------------------------------------------------------
At end of year                            $1,387,728,030     $  145,896,080
-------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October
    31, 2000.


                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2001

Supplementary Data
                                                        Year Ended October 31,
                                                    ----------------------------
Ratios/Supplementary Data+                             2001         2000(1)
-------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
    Net expenses                                             0.57%      0.04%(2)
    Net investment income                                    6.45%      8.49%(2)
Portfolio Turnover                                             52%         3%
-------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $1,387,728   $145,896
-------------------------------------------------------------------------------
+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and an allocation of expenses to the
  Investment Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses                                                 0.61%      0.79%(2)
    Net investment income                                    6.41%      7.74%(2)
-------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October
    31, 2000.
(2) Annualized.

                       See notes to financial statements

Floating Rate Portfolio as of October 31, 2001

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
-------------------------------------------------------------------------------
  The Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior secured floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for investment companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing discount and premium on debt securities effective November 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of October 31, 2001. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Interest Rate Swaps -- The Portfolio has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a fixed rate. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ form those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2001, the fee was equivalent to 0.575% of the Portfolio's average net assets for such period and amounted to $4,641,792.
  To enhance the net income of the Portfolio the Adviser made a reduction of the investment adviser fee of $214,781. In addition, the investment adviser was allocated $115,307 of the Portfolio's operating expenses.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  During the year ended October 31, 2001 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $71,171,230.

3 Investments
-------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended October 31, 2001 aggregated $1,499,116,711, $243,560,243 and $107,363,811, respectively.

4 Line of Credit
-------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $600 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2001, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2001.

5 Federal Income Tax Basis of Investments
-------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $1,402,314,674
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $    2,004,365
  Gross unrealized depreciation                                 (26,460,506)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $  (24,456,141)
  -------------------------------------------------------------------------

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio has entered into an interest rate swap agreement with JPMorgan Chase whereby the Portfolio makes semi-annual payments on the notional amount of $16,250,000. In exchange, the Portfolio receives payments quarterly equal to three month LIBOR on the same notional amount. The value of the contract, which terminates at 7/20/05, is recorded as a payable for open swap contracts of $1,208,682 at October 31, 2001.

Floating Rate Portfolio as of October 31, 2001

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Floating Rate Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Floating Rate Portfolio (the Portfolio) as of October 31, 2001, the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, September 5, 2000, to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at October 31, 2001 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Floating Rate Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                        DELOITTE & TOUCHE LLP
                                        Boston, Massachusetts
                                        December 7, 2001

Floating Rate Portfolio

Officers

JAMES B. HAWKES
President and Trustee


SCOTT H. PAGE
Vice President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager


JAMES L. O'CONNOR
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ
President and Chief Executive Officer,
National Financial Partners


DONALD R. DWIGHT
President, Dwight Partners, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration


NORTON H. REAMER
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation


LYNN A. STOUT
Professor of Law,
UCLA School of Law

JACK L. TREYNOR
Investment Adviser and Consultant

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116